Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Goodwill and Intangible Assets [Line Items]
Amortization expense, intangible assets	$ 5,823	$ 5,893	$ 11,668	$ 11,801
Goodwill, balance for a reporting unit				216
Goodwill impairment, subsequently reclassed to discontinued operations			0	216
Estimated Future Amortization Expense [Abstract]
2013			11,592
2014			23,277
2015			23,244
2016			21,316
2017			20,242
Thereafter			72,292
Total			$ 171,963
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			4.4
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			16.7
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			13.8
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			17.2
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			10
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			15